Share-based payments	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

13. Share-based payments

The Company has three share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. Options granted under each of the three plans have a maximum life of 10 years.

2016 options

In 2016, share options were granted under the following share-based payment plans:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective employment/consultancy contract for the agreed vesting period. The majority of the share options granted under these plans will vest equally over a period of four years, with the exception of the following:

1) options granted to a director, under which a third of the options granted vested immediately with the remaining two-thirds vesting each subsequent year; and

13. Share-based payments (continued)

2) options granted to three employees, under which two thirds of the options vested immediately with the remaining third vesting in 2017.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

Stock option plan (U.S. Sub-Plan)

On June 30, 2016, share options were granted under this sub-plan, which will vest equally over a period of four years if the option holder remains under the respective employment contract. Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

On December 12, 2016, 45,750 share options were granted to a non-executive director with an exercise price of £4.00 each, which could be exercised within six months after the grant date. The share options were exercised on December 29, 2016. In terms of the stock option agreement, should that non-executive director cease holding office within the four years from the grant date then a reducing number, dependent upon when such cessation occurs, of these shares options so acquired may, at the Board’s discretion, be subject to a mandatory transfer notice.

These share options will only be fully unencumbered by such restriction after a period of four years from the expiration of the grant date and consequently the share-based payment expense is recognized on a straight-line basis.

Cancelled share option arrangement

During the year ended December 31, 2016, the share-based payment arrangements for three employees were cancelled. The cancellation of the original plan resulted in an acceleration of the remaining vesting period, with the remaining charge recognized in 2016 deemed immaterial.

2017 options

In 2017, share options were granted under the following share-based payment plans:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years, with the exception of options granted to a director, under which the options granted vested immediately.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

Stock option plan (U.S. Sub-Plan)

Options granted under these plans will vest if the option holder remains under their respective employment contract for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years.

2018 options

In 2018, share options were granted under the following share-based payment plan:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years, with the exception of options granted to a consultant, under which the options granted vested immediately.

13. Share-based payments (continued)

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2016	2,873,747	0.26
Granted	507,690	3.81
Forfeited	—	—
Cancelled	(50,000)	2.95
Exercised[1]	(83,250)	2.40
Outstanding at December 31, 2016	3,248,187	0.72
Granted	1,500,815	2.58
Forfeited	(7,500)	0.16
Cancelled	—	—
Exercised[2]	(30,000)	4.00
Outstanding at December 31, 2017	4,711,502	1.29
Granted	253,500	17.01
Forfeited	(143,438)	12.74
Cancelled	—	—
Exercised[3]	(415,312)	0.50
Outstanding at December 31, 2018	4,406,252	1.90
Vested and exercisable at December 31, 2018	3,847,305	0.68
Vested and exercisable at December 31, 2017 [4]	4,030,833	0.36
Vested and exercisable at December 31, 2016	2,841,419	0.36

1. The weighted average share price at the date of exercise of these options was £9.00
2. The weighted average share price at the date of exercise of these options was £10.43
3. The weighted average share price at the date of exercise of these options was £18.23
4. Share options granted to a non-executive director in 2016 are not included in these calculations. These share options were exercised in 2016 and will vest over a period of four years.

The number of shares referred to in the table above for the year ended December 31, 2016 have been adjusted to reflect the one-for-four reverse share split completed on September 14, 2017.

The weighted average remaining contractual life of the share options outstanding as at December 31, 2018 is 3.96 years (2017: 4.49; 2016: 6.66).

13. Share-based payments (continued)

The following principal assumptions were used in the valuation for the 2016 share options.

	Options granted on
	Jun 30, 2016	Aug 22, 2016	Aug 22, 2016	Aug 22, 2016	Aug 22, 2016
Vesting dates	Oct 12, 2016	Aug 22, 2016	Aug 22, 2016	Dec 07, 2016	Mar 01, 2017
	Oct 12, 2017	Aug 22, 2017	Aug 22, 2017	Dec 07, 2017	Mar 01, 2018
	Oct 12, 2018			Dec 07, 2018	Mar 01, 2019
	Oct 12, 2019			Dec 07, 2019	Mar 01, 2020
Volatility	69.05%	67.92%	67.92%	67.92%	67.92%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.11%	0.07%	0.07%	0.07%	0.07%
Fair value of option at grant date	£4.02	£6.15	£6.01	£5.74	£5.62
Fair value of share at grant date	£6.97	£8.61	£8.61	£8.61	£8.61
Exercise price at date of grant	£4.00	£2.80	£3.00	£3.40	£3.60
Lapse date	June 30, 2026	Aug 22, 2026	Aug 22, 2026	Aug 22, 2026	Aug 22, 2026
Expected option life (years)	2.50	2.36	2.36	2.36	2.36
Number of options granted	270,690	12,500	37,500	25,000	11,250
	Options granted on
	Aug 22, 2016	Aug 22, 2016	Oct 28, 2016	Oct 28, 2016	Dec 12, 2016
Vesting dates	May 01, 2017	May 16, 2017	Oct 28, 2017	Oct 28, 2016	Dec 12, 2017
	May 01, 2018	May 16, 2018	Oct 28, 2018	Oct 28, 2017	Dec 12, 2018
	May 01, 2019	May 16, 2019	Oct 28, 2019	Oct 28, 2018	Dec 12, 2019
	May 01, 2020	May 16, 2020	Oct 28, 2020		Dec 12, 2020
Volatility	67.92%	67.92%	68.38%	68.38%	60.92%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.07%	0.07%	0.28%	0.28%	0.06%

Fair value of option at grant date	£5.62	£5.62	£5.85	£5.46	£5.22
Fair value of share at grant date	£8.61	£8.61	£8.76	£8.76	£9.19
Exercise price at date of grant	£3.60	£3.60	£3.40	£4.00	£4.00
Lapse date	Aug 22, 2026	Aug 22, 2026	Oct 28, 2026	Oct 28, 2026	Dec 12, 2026
Expected option life (years)	2.36	2.36	2.17	2.17	0.50
Number of options granted	5,000	37,500	12,500	50,000	45,750

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options will be exercised at a single point in time, in December 2018. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted at the grant date of the options, it is not possible to derive historical volatility from the Company’s own share price. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of companies comparable to NuCana plc. In prior years, management made contemporaneous valuation of the share price, based on recent capital transactions, as an input to the Black-Scholes model. For the 2016 awards, the Company’s ordinary share valuations were prepared using the guideline public company, or GPC, method under the market approach. In the application of the GPC method, we considered the pricing of IPOs completed by clinical-stage oncology companies between April 2015 and May 2016. We converted prospective IPO value to present value by applying a discount rate of 25%. The discount rate was derived from studies of rates of return required by venture investors in IPO-stage companies. In addition to the IPO GPCs, we considered the enterprise values indicated by a group of eight trading GPCs. The trading prices of these clinical-stage GPCs provided contemporaneous indications of value as of each appraisal date. We applied a discount for lack of marketability to the ordinary shares to account for the lack of access to an active public market. We estimated the discount for lack of marketability using an Asian put model. In the year ended December 31, 2016, an employee remuneration expense, all of which related to equity-settled share-based payments, of £1.1 million has been included in the statement of operations and credited to equity.

13. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2017 share options.

	Options granted on
	May 16, 2017	Sep 13, 2017	Sep 14, 2017	Sep 14, 2017	Sep 14, 2017
Vesting dates	Oct 28, 2017	Sep 13, 2018	Mar 06, 2018	Sep 14, 2018	Sep 14, 2018
	Oct 28, 2018	Sep 13, 2019	Mar 06, 2019	Sep 14, 2019	Sep 14, 2019
	Oct 28, 2019	Sep 13, 2020	Mar 06, 2020	Sep 14, 2020	Sep 14, 2020
	Oct 28, 2020	Sep 13, 2021	Mar 06, 2021	Sep 14, 2021	Sep 14, 2021
Volatility	66.56%	66.94%	66.97%	66.97%	66.97%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.12%	0.27%	0.36%	0.36%	0.36%
Fair value of option at grant date	£7.70	£6.15	£6.08	£6.08	£6.08
Fair value of share at grant date	£11.08	£10.43	£10.34	£10.34	£10.34
Exercise price at date of grant	£4.00	£5.40	£5.40	£5.40	£5.40
Lapse date	May 16, 2027	Sep 13, 2027	Sep 14, 2027	Sep 14, 2027	Sep 14, 2027
Expected option life (years)	2.63	2.30	2.30	2.30	2.30
Number of options granted	23,250	14,690	25,000	110,310	12,500

	Sep 14, 2017	Sep 15, 2017	Sep 15, 2017	Sep 27, 2017	Sep 27, 2017
Vesting dates	Sep 14, 2018	Sep 15, 2018	Sep 15, 2017	Mar 20, 2018	Sep 27, 2018
	Sep 14, 2019	Sep 15, 2019		Mar 20, 2019	Sep 27, 2019
	Sep 14, 2020	Sep 15, 2020		Mar 20, 2020	Sep 27, 2020
	Sep 14, 2021	Sep 15, 2021		Mar 20, 2021	Sep 27, 2021
Volatility	66.97%	67.02%	67.02%	67.11%	67.11%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.36%	0.44%	0.44%	0.47%	0.47%
Fair value of option at grant date	£3.90	£6.76	£10.11	£4.36	£4.36
Fair value of share at grant date	£10.34	£10.15	£10.15	£11.19	£11.19
Exercise price at date of grant	£10.80	£4.00	£0.04	£11.19	£11.19
Lapse date	Sep 14, 2027	Sep 15, 2027	Sep 15, 2027	Sep 27, 2027	Sep 27, 2027
Expected option life (years)	2.30	2.29	2.29	2.26	2.26
Number of options granted	25,000	45,750	1,028,533	37,500	178,282

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options will be exercised at a single point in time, in December 2019. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted at the grant date of the options, it is not possible to derive historical volatility from the Company’s own share price. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of companies comparable to NuCana plc. With the exception of the awards granted on September 27, 2017, the Company’s ordinary share valuations were prepared using the guideline public company, or GPC, method under the market approach. In the application of the GPC method, we considered the pricing of IPOs completed by clinical-stage oncology companies between July 2015 and June 2017. We converted prospective IPO value to present value by applying a discount rate of 25%. The discount rate was derived from studies of rates of return required by venture investors in IPO-stage companies. In addition to the IPO GPCs, we considered the enterprise values indicated by a group of eight trading GPCs. The trading prices of these clinical-stage GPCs provided contemporaneous indications of value as of each appraisal date. We applied a discount for lack of marketability to the ordinary shares to account for the lack of access to an active public market. We estimated the discount for lack of marketability using an Asian put model. In the year ended December 31, 2017, an employee remuneration expense, all of which related to equity-settled share-based payments, of £11.7 million (2016: £1.1 million) has been included in the statement of operations and credited to equity.

13. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2018 share options.

	Options granted on
	Apr 11, 2018	Apr 11, 2018	May 8, 2018	Aug 14, 2018
Vesting dates	Apr 11, 2019	Apr 11, 2018	May 8, 2019	Aug 14, 2019
	Apr 11, 2020		May 8, 2020	Aug 14, 2020
	Apr 11, 2021		May 8, 2021	Aug 14, 2021
	Apr 11, 2022		May 8, 2022	Aug 14, 2022
Volatility	64.48%	60.06%	65.80%	68.14%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	1.04%	0.83%	1.02%	0.93%
Fair value of option at grant date	£8.97	£17.35	£8.63	£9.60
Fair value of share at grant date	£17.51	£17.51	£16.57	£18.05
Exercise price at date of grant	£17.51	£0.16	£16.57	£18.05
Lapse date	Apr 11, 2028	Apr 11, 2028	May 8, 2028	Aug 14, 2028
Expected option life (years)	4.50	2.00	4.50	4.50
Number of options granted	71,500	7,500	62,000	112,500

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options will be exercised at a point in time being 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s own share price. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of companies comparable to NuCana plc. In the year ended December 31, 2018, an employee remuneration expense, all of which related to equity-settled share-based payments, of £1.8 million (2017: £11.7 million; 2016: £1.1 million) has been included in the statement of operations and credited to equity.